Noncontrolling Interest (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Apr. 17, 2020
Noncontrolling Interest [Line Items]
Noncontrolling interest in consolidated balance sheets	$ 684,612	$ 878,463
Net income /(loss) attributable to noncontrolling interest in consolidated statements of comprehensive income	(42,208)	105,945	$ 92,723
Changyou [Member]
Noncontrolling Interest [Line Items]
Noncontrolling interest in consolidated balance sheets	$ 1,321	$ 151,503
Percentage of noncontrolling interest recognized in consolidated balance sheets	0.00%	33.00%
Percentage of ordinary shares held				100.00%
Net income /(loss) attributable to noncontrolling interest in consolidated statements of comprehensive income	$ 18,448	$ 46,990	$ 27,137
Percentage of net income /(loss) attributable to noncontrolling interest recognized in consolidated statements of comprehensive income	0.00%	33.00%	33.00%
Sogou [Member]
Noncontrolling Interest [Line Items]
Noncontrolling interest in consolidated balance sheets	$ 683,291	$ 726,960
Percentage of noncontrolling interest recognized in consolidated balance sheets	66.00%	66.00%
Net income /(loss) attributable to noncontrolling interest in consolidated statements of comprehensive income	$ (60,656)	$ 58,955	$ 65,586